Subsequent Events (Details) - USD ($)							1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 07, 2025	Mar. 26, 2025	Mar. 24, 2025	Mar. 10, 2025	Jan. 28, 2025	Jun. 01, 2023	Jan. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 18, 2025	Feb. 27, 2025	Sep. 24, 2024	Nov. 21, 2023	Jul. 15, 2022	Mar. 24, 2022
Subsequent Events [Line Items]
Gross proceeds of exercise of warrants								$ 1,938,772
Warrant exercise price decrease (in Dollars per share)							$ 7,000
Number of warrant (in Shares)																167
Warrants with an exercise price (in Dollars per share)			$ 0.0001											$ 392	$ 5,600	$ 2,817
Weighted average life of warrants outstanding						10 years
Agreed to pay								$ 6,000	$ 112,320	$ 462,320
Series A Warrants [Member]
Subsequent Events [Line Items]
Warrant exercise price decrease (in Dollars per share)					$ 14
Warrant exercise price increase (in Dollars per share)					78.4
Replacement Warrants [Member]
Subsequent Events [Line Items]
Warrants with an exercise price (in Dollars per share)					$ 19.25
Subsequent Event [Member]
Subsequent Events [Line Items]
Cash												$ 650,000
Warrants with an exercise price (in Dollars per share)			$ 5.04
Weighted average life of warrants outstanding					5 years
Purchase Price			$ 5.04
Warrant exercise value			2,665,836
Undiscounted obligation payable													$ 950,000
Common shares of stock split (in Shares)				7
Gross proceeds value			$ 1,480,000
Agreed to pay		$ 6,000
Common shares in exchange for expansion of rights (in Shares)		12,000
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Events [Line Items]
Gross proceeds of exercise of warrants					$ 1,938,772
Warrant exercise price decrease (in Dollars per share)					$ 14
Warrant exercise price increase (in Dollars per share)					$ 78.4
Subsequent Event [Member] | Replacement Warrants [Member]
Subsequent Events [Line Items]
Number of warrant (in Shares)			528,940		138,485
Subsequent Event [Member] | Pacific Sun Packaging Inc. [Member]
Subsequent Events [Line Items]
Total consideration	$ 1,148,000
Cash	250,000
Revenue	$ 1,145,915
Minority interest	10.00%
Secured promissory note	$ 127,300
Common Stock [Member]
Subsequent Events [Line Items]
Issuance common share (in Shares)																	294,450
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants with an exercise price (in Dollars per share)					$ 19.25
Purchase price per share value (in Dollars per share)			$ 5.04
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock shares issued (in Shares)								6,372,874
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock shares issued (in Shares)		6,372,874
Series B Preferred Stock [Member] | Subsequent Event [Member] | Northstrive Companies Inc [Member]
Subsequent Events [Line Items]
Preferred stock shares issued (in Shares)		3,336,437
Pacific Sun Packaging Inc. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of issued and outstanding	100.00%
GB Capital Ltd [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock shares issued (in Shares)		3,036,437